CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 June 12, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                 (Registration Nos. 333-210186 and 811-23147)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 145 and under the Investment Company Act of 1940, as amended, Amendment No. 147 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to FT Cboe Vest U.S. Equity Deep Buffer ETF - September, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3781.




                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By:/s/ Eric F. Fess
                                                ------------------------------
                                                   Eric F. Fess

Enclosures